American Century Mutual Funds, Inc. Statement of Additional Information Supplement
Supplement dated January 8, 2016 ■ Statement of Additional Information dated March 1, 2015

The following changes are effective January 8, 2016.

All references to Matt Titus are removed from the statement of additional information.

The following entry for Brian Woglom is added to the Accounts Managed chart on page 45 in the statement of additional information.

Accounts Managed
		Registered Investment Companies (e.g., American Century Investments funds and American Century Investments - subadvised funds)	Other Pooled Investment Vehicles (e.g., commingled trusts and 529 education savings plans)	Other Accounts (e.g., separate accounts and corporate accounts, including incubation strategies and corporate money)
Brian Woglom(1)	Number of Accounts	19	4	1
	Assets	$17.0 billion (2)	$863.8 million	$57.4 million
1 Information provided as of January 6, 2016 .
2 Includes $140.3 million in Capital Value .

The following entry for Brian Woglom is added under Capital Value in the Ownership of Securities chart on page 48 in the statement of additional information.

Capital Value
Brian Woglom	B
Ranges: A – none; B – $1-$10,000; C – $10,001-$50,000; D – $50,001-$100,000; E – $100,001-$500,000; F – $500,001-$1,000,000; G – More than $1,000,000.

The following changes are effective January 31, 2016.

All references to E.A. Prescott LeGard are removed from the statement of additional information.

The following replaces the entry for Justin Brown in the Accounts Managed chart on page 44 in statement of additional information.

Accounts Managed
		Registered Investment Companies (e.g., American Century Investments funds and American Century Investments - subadvised funds)	Other Pooled Investment Vehicles (e.g., commingled trusts and 529 education savings plans)	Other Accounts (e.g., separate accounts and corporate accounts, including incubation strategies and corporate money)
Justin Brown(1)	Number of Accounts	7	2	4
	Assets	$10.4 billion (2)	$296.9 million	$1.0 billion
1 Information provided as of January 6, 2016 .
2 Includes $236.1 million in Fundamental Equity, $7.7 billion in Growth and $1.1 billion in NT Growth.

The following entries for Justin Brown are added in the Ownership of Securities chart on pages 48-49 in the statement of additional information.

Ownership of Securities
Aggregate Dollar Range of Securities in Fund
Growth
Justin Brown	E(1)
NT Growth
Justin Brown	A(1)(2)
Ranges: A – none; B – $1-$10,000; C – $10,001-$50,000; D – $50,001-$100,000; E – $100,001-$500,000; F – $500,001-$1,000,000; G – More than $1,000,000.
1 Information provided as of January 6, 2016 .
2 The portfolio managers cannot invest directly in this fund, which is available for purchase only by certain funds of funds advised by American Century Investments.

©2016 American Century Proprietary Holdings, Inc. All rights reserved.
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